Federated Hermes Strategic Income Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—4.1%
		Auto Components—0.3%
61,423	[1]	American Axle & Manufacturing Holdings, Inc.	$600,103
36,011	[1]	Goodyear Tire & Rubber Co.	605,345
4,305		Lear Corp.	715,017
		TOTAL	1,920,465
		Chemicals—0.1%
26,865	[1]	Koppers Holdings, Inc.	897,560
		Commercial Services & Supplies—0.1%
9,395		Brinks Co. (The)	721,818
		Communications Equipment—0.1%
9,410	[1]	Lumentum Holdings, Inc.	846,900
		Containers & Packaging—0.4%
56,528		Graphic Packaging Holding Co.	897,099
70,916	[1]	O-I Glass, Inc.	828,299
18,293		WestRock Co.	797,392
		TOTAL	2,522,790
		Electric Utilities—0.1%
17,685		NRG Energy, Inc.	645,679
		Gas Utilities—0.1%
54,391		Suburban Propane Partners LP	813,689
		Hotels Restaurants & Leisure—0.4%
20,965	[1]	Boyd Gaming Corp.	1,230,645
44,770	[1]	Red Rock Resorts, Inc.	1,350,711
		TOTAL	2,581,356
		Independent Power Producers & Energy Traders—0.1%
27,675		Vistra Corp.	477,394
		IT Services—0.1%
9,820		Science Applications International Corp.	845,797
		Media—0.9%
22,060	[1]	Altice USA, Inc.	741,437
150,260	[1]	Cumulus Media, Inc.	1,456,019
87,865	[1]	Emerald Holding, Inc.	480,622
269,435		Entercom Communication Corp.	1,204,374
56,585	[1]	iHeartMedia, Inc.	796,151
3,830		Nexstar Media Group, Inc.	526,816
45,485		Townsquare Media, Inc.	495,787
		TOTAL	5,701,206
		Metals & Mining—0.3%
12,245		Compass Minerals International, Inc.	772,537
49,470		Teck Resources Ltd.	1,030,460
		TOTAL	1,802,997
		Oil Gas & Consumable Fuels—0.5%
40,594		Devon Energy Corp.	874,395
17,485		Enviva Partners LP/Enviva Partners Finance Corp.	927,229
5,966		Pioneer Natural Resources, Inc.	886,369

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
24,960		Sunoco LP	$763,776
		TOTAL	3,451,769
		Pharmaceuticals—0.2%
36,685	[1]	Bausch Health Cos, Inc.	1,152,642
6,202	[1]	Mallinckrodt PLC	2,422
		TOTAL	1,155,064
		Technology Hardware Storage & Peripherals—0.3%
9,560	[1]	Dell Technologies, Inc.	775,029
22,560	[1]	NCR Corp.	784,186
		TOTAL	1,559,215
		Textiles Apparel & Luxury Goods—0.1%
26,540		Hanesbrands, Inc.	469,493
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,035,243)	26,413,192
		CORPORATE BONDS—4.0%
		Basic Industry - Chemicals—0.0%
$ 135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	160,800
		Basic Industry - Metals & Mining—0.0%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	285,384
		Capital Goods - Aerospace & Defense—0.2%
105,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	107,101
100,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	105,814
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	29,540
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	176,788
35,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	38,753
100,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	113,724
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	214,498
85,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	92,680
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	218,247
		TOTAL	1,097,145
		Capital Goods - Building Materials—0.0%
20,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,575
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	53,260
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	97,440
65,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	67,103
35,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	36,207
		TOTAL	275,585
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	135,939
		Capital Goods - Diversified Manufacturing—0.0%
85,000		General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	92,855
35,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	36,088
40,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	42,700
65,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	65,973
		TOTAL	237,616
		Communications - Cable & Satellite—0.1%
65,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	76,520
50,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	46,337
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	218,994
100,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	111,259

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	$31,841
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	225,355
	TOTAL	710,306
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	31,530
100,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	116,207
65,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	76,352
100,000	Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	131,849
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	71,288
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	102,001
100,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	120,501
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	312,326
	TOTAL	962,054
	Communications - Telecom Wireless—0.1%
125,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	140,325
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	126,148
50,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	55,034
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	27,815
	TOTAL	349,322
	Communications - Telecom Wirelines—0.1%
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	38,219
175,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	169,245
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	103,764
152,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	184,795
	TOTAL	496,023
	Consumer Cyclical - Automotive—0.6%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	101,077
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	119,475
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,920
25,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	25,677
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	3,190,969
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	125,314
	TOTAL	3,624,432
	Consumer Cyclical - Retailers—0.1%
100,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	111,553
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	107,694
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	53,117
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	221,375
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	106,509
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	130,552
65,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	62,271
	TOTAL	793,071
	Consumer Cyclical - Services—0.1%
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	277,261
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	226,460
100,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	99,085
100,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	117,747
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	87,123
	TOTAL	807,676

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—0.2%
$ 150,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$180,965
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	58,102
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	154,008
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	132,414
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	129,664
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	109,201
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	36,234
125,000	PepsiCo, Inc., 2.750%, 4/30/2025	134,364
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	85,026
	TOTAL	1,019,978
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	55,359
40,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	42,718
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	47,056
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	108,039
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	39,179
	TOTAL	292,351
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	97,373
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	154,622
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	230,349
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	225,438
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	84,001
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	67,065
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	100,841
90,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	90,213
	TOTAL	1,049,902
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	109,881
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	88,209
	Consumer Non-Cyclical - Tobacco—0.0%
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	133,079
	Energy - Independent—0.1%
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	196,679
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	226,854
	TOTAL	423,533
	Energy - Integrated—0.1%
225,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	251,812
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	79,204
	TOTAL	331,016
	Energy - Midstream—0.1%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	164,948
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	164,356
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	101,229
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	262,459
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	112,377
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	128,222
	TOTAL	933,591

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.0%
$ 105,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	$115,987
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	162,923
200,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	205,581
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	105,954
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	276,991
100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	102,812
65,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	70,744
165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	175,195
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	298,363
270,000		Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	270,447
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	221,667
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	116,611
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	56,099
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	394,285
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	205,957
170,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	165,994
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	205,097
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	280,695
145,875	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	95,184
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	219,429
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	95,732
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	380,051
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	158,868
		TOTAL	4,264,679
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
35,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	35,685
		Financial Institution - Finance Companies—0.0%
230,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	262,960
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	220,559
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	220,846
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	197,714
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	204,054
		TOTAL	843,173
		Financial Institution - Insurance - P&C—0.0%
45,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	48,850
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	215,686
30,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	31,825
125,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	132,725
		TOTAL	380,236
		Financial Institution - REIT - Healthcare—0.0%
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	111,625
75,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	77,251
		TOTAL	188,876
		Financial Institution - REIT - Office—0.1%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	102,121
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	57,029

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	$204,928
	TOTAL	364,078
	Financial Institution - REIT - Other—0.0%
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	149,617
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	89,473
	Oil & Gas—0.3%
2,010,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,958,604
	Technology—0.2%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	126,639
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	83,003
50,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	56,469
25,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	24,717
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	90,540
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	232,453
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	39,431
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	82,772
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	402,153
40,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	42,877
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	144,930
25,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	26,063
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	92,278
	TOTAL	1,444,325
	Transportation - Airlines—0.0%
25,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	27,209
45,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	51,589
	TOTAL	78,798
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	67,348
	Transportation - Services—0.1%
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	109,742
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	220,533
	TOTAL	330,275
	Utility - Electric—0.2%
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	50,957
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	242,922
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	45,170
140,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	166,110
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	117,374
105,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	112,710
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	75,797
125,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	130,594
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	156,402
	TOTAL	1,098,036
	Utility - Natural Gas—0.1%
65,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	69,797
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	115,849

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$136,957
		TOTAL	322,603
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,243,473)	26,360,496
		U.S. TREASURIES—3.8%
		Treasury Securities—3.8%
5,000,000		United States Treasury Note, 0.625%, 8/15/2030	4,670,722
20,000,000		United States Treasury Note, 1.625%, 6/30/2021	20,105,264
		TOTAL U.S. TREASURIES (IDENTIFIED COST $24,918,359)	24,775,986
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Commercial Mortgage—0.8%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	937,818
500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	585,728
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	757,500
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,089,074
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,042,081
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,019,844
		TOTAL	5,432,045
		Federal Home Loan Mortgage Corporation REMIC—0.3%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	904,010
696,157		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	699,679
		TOTAL	1,603,689
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,613,833)	7,035,734
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045 (IDENTIFIED COST $1,004,153)	1,039,838
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,2,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.2%
10,000,000		Barclays USD CALL/NOK PUT, Notional Amount $10,000,000, Exercise Price, $10.00, Expiration Date 4/16/2021	8,000
250		Russell 2000 Index (CALL-Option), Notional Amount $55,026,275, Exercise Price $2,230, Expiration Date 3/19/2021	1,297,500
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,387,020)	1,305,500
		PURCHASED PUT OPTIONS—0.1%
15,000,000		Bank of New York USD PUT/NOK CALL, Notional Amount $15,000,000, Exercise Price, $8.00, Expiration Date 7/22/2021	81,150
300		United States Treasury Long Bond Futures, Notional Amount $15,469, Exercise Price $158.00, Expiration Date 4/23/2021	618,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $781,018)	699,900
		INVESTMENT COMPANIES—86.7%
2,153,593		Bank Loan Core Fund	20,760,634
17,500,006		Emerging Markets Core Fund	178,850,068
11,981,312		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	11,982,907
42,996,197		High Yield Bond Core Fund	272,595,889

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
8,058,693	Mortgage Core Fund	80,506,340
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $557,489,762)	564,695,838
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $639,476,261)	652,326,884
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(985,328)
	TOTAL NET ASSETS—100%	$651,341,556
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	170	$22,562,188	June 2021	$265,876
[1]United States Treasury Notes 2-Year Short Futures	210	$46,360,781	June 2021	$37,219
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$303,095
The average notional value of long and short futures contracts held by the Fund throughout the period was $32,864,795 and $32,755,547, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/3/2021	HSBC Bank USA	15,000,000	EUR	$18,137,625	$(14,016)
5/6/2021	HSBC Bank USA	1,569,375,000	JPY	$15,000,000	$(266,187)
6/11/2021	State Street Bank & Trust Co.	1,350,000	AUD	$1,005,167	$33,831
6/11/2021	Morgan Stanley	6,120,000	BRL	$1,193,238	$(106,150)
6/11/2021	State Street Bank & Trust Co.	1,130,000	CAD	$882,008	$5,964
6/11/2021	State Street Bank & Trust Co.	1,100,000	CHF	$1,243,618	$(31,017)
6/11/2021	HSBC Bank USA	7,860,000	CNY	$1,187,939	$19,458
6/11/2021	Morgan Stanley	4,161,600,000	COP	$1,193,876	$(57,429)
6/11/2021	Credit Agricole CIB	825,000	EUR	$1,000,640	$(2,998)
6/11/2021	State Street Bank & Trust Co.	750,000	GBP	$1,005,755	$39,560
6/11/2021	Credit Agricole CIB	88,400,000	INR	$1,174,788	$10,351
6/11/2021	Credit Agricole CIB	104,000,000	JPY	$1,000,455	$(23,691)
6/11/2021	HSBC Bank USA	24,000,000	MXN	$1,178,354	$(43,238)
Contracts Sold:
5/6/2021	HSBC Bank USA	1,575,105,000	JPY	$15,000,000	$212,392
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(223,170)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $949,792 and $981,669, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of New York	AUD CALL/USD PUT	$10,000,000	March 2021	$0.79	$(48,480)
Barclays Bank Plc	USD CALL/NOK PUT	$10,000,000	April 2021	$9.00	$(96,330)
Barclays Bank Plc	NZD CALL/USD PUT	$10,000,000	April 2021	$0.74	$(63,990)
Barclays Bank Plc	USD CALL/MXN PUT	$10,000,000	March 2021	$20.50	$(292,670)
BNP	GBP CALL/USD PUT	$1,050,000	June 2021	$1.40	$(17,024)
JP Morgan	Russell 2000 Index (250 Contracts)	$55,026,275	March 2021	$2,330.00	$(375,000)
Morgan Stanley	USD CALL/ZAR PUT	$10,000,000	April 2021	$15.80	$(136,540)
Morgan Stanley	AUD CALL/USD PUT	$10,000,000	April 2021	$0.81	$(28,980)
Morgan Stanley	NZD CALL/USD PUT	$10,000,000	April 2021	$0.75	$(51,620)
Put Options:
Bank of New York	USD PUT/NOK CALL	$10,000,000	April 2021	$8.20	$(31,020)
Barclays Bank Plc	USD PUT/MXN CALL	$10,000,000	March 2021	$19.00	$(480)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (7,500 Contracts)	$64,830,000	March 2021	$82.00	$(202,500)
JP Morgan	United States Treasury Bond Futures (500 Contracts)	$257,813	March 2021	$162.00	$(1,726,562)
JP Morgan	Russell 2000 Index (250 Contracts)	$55,026,275	March 2021	$2,150.00	$(1,368,750)
Morgan Stanley	USD PUT/ZAR CALL	$10,000,000	April 2021	$14.25	$(37,700)
Morgan Stanley	AUD PUT/USD CALL	$10,000,000	May 2021	$0.77	$(242,040)
Morgan Stanley	NZD PUT/USD CALL	$10,000,000	May 2021	$0.72	$(230,170)
(Premiums Received $4,434,967)					$(4,949,856)
The average market value of written put and call options held by the Fund throughout the period was $1,924,843 and $1,815,838, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had no outstanding purchased option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $655,487 and $2,118,507, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options are included in “Other Assets and Liabilities–Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$10,468,457	$10,147,932	$—
Emerging Markets Core Fund	$176,445,209	$9,307,078	$(6,000,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,983,731	$42,703,105	$(41,702,288)
High Yield Bond Core Fund	$269,156,193	$—	$—
Mortgage Core Fund	$76,085,404	$10,000,000	$(5,000,000)
TOTAL OF AFFILIATED TRANSACTIONS	$543,138,994	$72,158,115	$(52,702,288)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2021	Shares Held as of 2/28/2021	Dividend Income
$144,246	$—	$20,760,634	2,153,593	$147,932
$(1,508,488)	$606,269	$178,850,068	17,500,006	$3,329,015
$(442)	$(1,199)	$11,982,907	11,981,312	$1,970
$3,439,696	$—	$272,595,889	42,996,197	$3,760,019
$(643,870)	$64,806	$80,506,340	8,058,693	$517,964
$1,431,142	$669,876	$564,695,838	82,689,801	$7,756,900
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$26,265,312	$95,184	$26,360,496
U.S. Treasuries	—	24,775,986	—	24,775,986
Collateralized Mortgage Obligations	—	7,035,734	—	7,035,734
Commercial Mortgage-Backed Security	—	1,039,838	—	1,039,838
Purchased Call Options	1,297,500	8,000	—	1,305,500
Purchased Put Options	618,750	81,150	—	699,900
Equity Securities:
Common Stocks
Domestic	24,227,668	—	—	24,227,668
International	2,185,524	—	—	2,185,524
Preferred Stock
Domestic	—	—	400	400
Investment Companies	564,695,838	—	—	564,695,838
TOTAL SECURITIES	$593,025,280	$59,206,020	$95,584	$652,326,884
Other Financial Instruments:
Assets
Futures Contracts	$303,095	$—	$—	$303,095
Foreign Exchange Contracts	—	321,556	—	321,556
Liabilities
Foreign Exchange Contracts	—	(544,726)	—	(544,726)
Written Options Contracts	(3,672,812)	(1,277,044)	—	(4,949,856)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,369,717)	$(1,500,214)	$—	$(4,869,931)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit